Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above on page 40.
Year	Summary Compensation Table Total for PEO	Summary Compensation Table Total for Prior PEO	Compensation Actually Paid to PEO	Compensation Actually Paid to Prior PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Company Selected Measure: FX- Neutral Revenue ($M)
2022	$16,950,325	N/A	$(18,130,627)	N/A	$7,870,146	$(297,647)	$120.01	$139.00	$(1,269)	$10,115
2021	$21,685,102	N/A	$45,448,713	N/A	$12,005,041	$10,293,743	$188.89	$193.58	$13,608	$10,232
2020	$34,835,839	$42,798,223	$47,240,184	$16,181,647	$8,031,459	$18,418,381	$141.16	$143.89	$5,667	$8,868

(1)
The Principal Executive Officer (‘‘PEO’’) and Other NEOs for the applicable years were as follows:

•
2022: Mr. Iannone served as our PEO, and Messrs. Priest, Boone, Garcia and Thompson and Ms. Loeger served as the Non-PEO NEOs.

•
2021: Mr. Iannone served as our PEO and Messrs. Priest, Boone, Thompson and Cring and Mses. Loeger and Yetto served as the Non-PEO NEOs.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Messrs. Cring, Lee and Thompson and Mses. Yetto and Jones served as the Non-PEO NEOs.

(2)
The 2022 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Former PEO		Average for Other NEOs
Summary Compensation Table Total	$16,950,325	$7,870,146	$21,685,102	$12,005,041	$34,835,839		$42,798,223	$8,031,459
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Colums of the Summary Compensation Table	$13,850,761	$3,945,547	$15,000,111	$5,448,041	$26,586,624		$8,225,324	$3,454,751
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards	$7,984,669	$2,569,287	$17,465,407	$5,669,868	$38,758,082		$0	$6,637,201
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(25,565,360)	$(2,710,260)	$17,974,720	$1,500,980	$0		$0	$7,344,095
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,043,823	$279,708	$1,221,503	$156,417	$0		$342,174	$536,769
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(4,679,998)	$(1,303,499)	$1,381,071	$697,914	$0		$431,445	$651,157
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$(745,926)	$(3,117,867)	$0	$(4,335,109)	$0		$(19,011,911)	$(1,589,928)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$732,602	$60,385	$721,021	$46,672	$232,887	$$	(152,959)	$262,379
Total	$(21,230,190)	$(4,222,247)	$38,763,722	$3,736,742	$38,990,969		$(18,391,252)	$13,841,673
COMPENSATION ACTUALLY PAID	$(18,130,627)	$(297,647)	$45,448,713	$10,293,743	$47,240,184		$16,181,647	$18,418,381

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

(3)
The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

(4)
The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2022 to the Company’s performance:

Company Selected Measure Name	FX- Neutral Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The Principal Executive Officer (‘‘PEO’’) and Other NEOs for the applicable years were as follows:

•
2022: Mr. Iannone served as our PEO, and Messrs. Priest, Boone, Garcia and Thompson and Ms. Loeger served as the Non-PEO NEOs.

•
2021: Mr. Iannone served as our PEO and Messrs. Priest, Boone, Thompson and Cring and Mses. Loeger and Yetto served as the Non-PEO NEOs.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Messrs. Cring, Lee and Thompson and Mses. Yetto and Jones served as the Non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
(3)
The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

PEO Total Compensation Amount	$ 16,950,325	$ 21,685,102	$ 34,835,839
PEO Actually Paid Compensation Amount	$ (18,130,627)	45,448,713	47,240,184
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The 2022 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Former PEO		Average for Other NEOs
Summary Compensation Table Total	$16,950,325	$7,870,146	$21,685,102	$12,005,041	$34,835,839		$42,798,223	$8,031,459
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Colums of the Summary Compensation Table	$13,850,761	$3,945,547	$15,000,111	$5,448,041	$26,586,624		$8,225,324	$3,454,751
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards	$7,984,669	$2,569,287	$17,465,407	$5,669,868	$38,758,082		$0	$6,637,201
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(25,565,360)	$(2,710,260)	$17,974,720	$1,500,980	$0		$0	$7,344,095
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,043,823	$279,708	$1,221,503	$156,417	$0		$342,174	$536,769
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(4,679,998)	$(1,303,499)	$1,381,071	$697,914	$0		$431,445	$651,157
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$(745,926)	$(3,117,867)	$0	$(4,335,109)	$0		$(19,011,911)	$(1,589,928)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$732,602	$60,385	$721,021	$46,672	$232,887	$$	(152,959)	$262,379
Total	$(21,230,190)	$(4,222,247)	$38,763,722	$3,736,742	$38,990,969		$(18,391,252)	$13,841,673
COMPENSATION ACTUALLY PAID	$(18,130,627)	$(297,647)	$45,448,713	$10,293,743	$47,240,184		$16,181,647	$18,418,381

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 7,870,146	12,005,041	8,031,459
Non-PEO NEO Average Compensation Actually Paid Amount	$ (297,647)	10,293,743	18,418,381
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The 2022 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Former PEO		Average for Other NEOs
Summary Compensation Table Total	$16,950,325	$7,870,146	$21,685,102	$12,005,041	$34,835,839		$42,798,223	$8,031,459
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Colums of the Summary Compensation Table	$13,850,761	$3,945,547	$15,000,111	$5,448,041	$26,586,624		$8,225,324	$3,454,751
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards	$7,984,669	$2,569,287	$17,465,407	$5,669,868	$38,758,082		$0	$6,637,201
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(25,565,360)	$(2,710,260)	$17,974,720	$1,500,980	$0		$0	$7,344,095
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,043,823	$279,708	$1,221,503	$156,417	$0		$342,174	$536,769
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(4,679,998)	$(1,303,499)	$1,381,071	$697,914	$0		$431,445	$651,157
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$(745,926)	$(3,117,867)	$0	$(4,335,109)	$0		$(19,011,911)	$(1,589,928)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$732,602	$60,385	$721,021	$46,672	$232,887	$$	(152,959)	$262,379
Total	$(21,230,190)	$(4,222,247)	$38,763,722	$3,736,742	$38,990,969		$(18,391,252)	$13,841,673
COMPENSATION ACTUALLY PAID	$(18,130,627)	$(297,647)	$45,448,713	$10,293,743	$47,240,184		$16,181,647	$18,418,381

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 138% and 106%, respectively, compared to a 15% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 138% and 106%, respectively, compared to a 122% decrease in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s FX-Neutral Revenue. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 138% and 106%, respectively, compared to a 14% increase in our FX-Neutral Revenue over the three-year period.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between the Company’s TSR and the Peer Group TSR. TSR for the peer group disclosed in the table above decreased by 3% from 2020 to 2022 as compared to the Company’s TSR, which decreased by 15% over the same time period.

Tabular List [Table Text Block]

Most Important Financial Performance Measures:
•
FX-Neutral Revenue—broad topline financial metric reflecting GMV performance while incentivizing business development and growth

•
Non-GAAP Operating Margin—incentivizes operational efficiency and profitability

•
Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts

Total Shareholder Return Amount	$ 120.01	188.89	141.16
Peer Group Total Shareholder Return Amount	139	193.58	143.89
Net Income (Loss)	$ (1,269,000,000)	$ 13,608,000,000	$ 5,667,000,000
Company Selected Measure Amount	10,115	10,232	8,868
PEO Name	Mr. Iannone	Mr. Iannone	Mr. Iannone
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FX-Neutral Revenue—broad topline financial metric reflecting GMV performance while incentivizing business development and growth
Non-GAAP Measure Description [Text Block]
(4)
The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2022 to the Company’s performance:

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin—incentivizes operational efficiency and profitability
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts
Prior Peo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 42,798,223
PEO Actually Paid Compensation Amount			16,181,647
Prior Peo [Member] | The “Stock Awards” And “Option Awards” Columns Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,225,324
Prior Peo [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Prior Peo [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Prior Peo [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			342,174
Prior Peo [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			431,445
Prior Peo [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,011,911)
Prior Peo [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(152,959)
Prior Peo [Member] | Increase/Deduction For The Inclusion Of Rule 402(V) Equity Values(A) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,391,252)
PEO [Member] | The “Stock Awards” And “Option Awards” Columns Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,850,761	$ 15,000,111	26,586,624
PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,984,669	17,465,407	38,758,082
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,565,360)	17,974,720	0
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,043,823	1,221,503	0
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,679,998)	1,381,071	0
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(745,926)	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,602	721,021	232,887
PEO [Member] | Increase/Deduction For The Inclusion Of Rule 402(V) Equity Values(A) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,230,190)	38,763,722	38,990,969
Non-PEO NEO [Member] | The “Stock Awards” And “Option Awards” Columns Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,945,547	5,448,041	3,454,751
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,569,287	5,669,868	6,637,201
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,710,260)	1,500,980	7,344,095
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	279,708	156,417	536,769
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,303,499)	697,914	651,157
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,117,867)	(4,335,109)	(1,589,928)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,385	46,672	262,379
Non-PEO NEO [Member] | Increase/Deduction For The Inclusion Of Rule 402(V) Equity Values(A) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,222,247)	$ 3,736,742	$ 13,841,673